Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accruals [Abstract]
Employees and related institutions	$ 654	$ 628
Accrued expenses	899	323
Accounts payable - other	$ 1,553	$ 951